SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4. SHORT-TERM INVESTMENTS

The Group’s short-term investments included wealth management products issued by commercial banks or other financial institutions with non-guaranteed principle and variable interest rates indexed to the performance of underlying assets within one year.

For the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, the Group recognized interest income from its short-term investments of nil,  RMB6,594 and RMB22,318  (US$3,206), respectively, in the consolidated statements of comprehensive loss.